UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2018
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)1
Consumer Discretionary (13.6%)
	Carter's Inc.	813,934	97,916
*	Live Nation Entertainment Inc.	1,770,076	79,760
*	Burlington Stores Inc.	623,182	75,848
	New York Times Co. Class A	3,215,961	74,771
	Cinemark Holdings Inc.	1,720,496	63,314
	Monro Inc.	1,059,070	59,837
*,^ Under Armour Inc.		4,350,832	55,908
	Acushnet Holdings Corp.	2,368,806	50,811
*	ServiceMaster Global Holdings Inc.	949,029	50,033
*	Lululemon Athletica Inc.	631,994	49,428
^	Cheesecake Factory Inc.	1,000,202	49,200
	Chico's FAS Inc.	5,147,307	48,951
	Lennar Corp. Class A	778,291	48,768
	La-Z-Boy Inc.	1,437,410	43,338
*	Deckers Outdoor Corp.	490,341	42,027
*	Sally Beauty Holdings Inc.	2,507,079	41,643
*	Grand Canyon Education Inc.	435,627	40,509
*	TripAdvisor Inc.	1,070,700	37,121
	Dunkin' Brands Group Inc.	544,156	35,180
	Polaris Industries Inc.	308,531	34,867
*,^ Lions Gate Entertainment Corp. Class A		1,013,718	34,304
	Tenneco Inc.	492,585	28,575
*	Buffalo Wild Wings Inc.	180,000	28,260
	Cooper Tire & Rubber Co.	706,400	27,620
	Wolverine World Wide Inc.	821,620	26,974
	Domino's Pizza Inc.	123,973	26,884
	Wingstop Inc.	531,300	25,694
*,^ Carvana Co.		1,297,428	24,768
	Papa John's International Inc.	377,500	24,496
	Lear Corp.	125,215	24,184
	Advance Auto Parts Inc.	206,250	24,129
	Core-Mark Holding Co. Inc.	1,000,230	22,095
	Hanesbrands Inc.	1,016,497	22,078
*	Ulta Beauty Inc.	99,000	21,988
*	Ollie's Bargain Outlet Holdings Inc.	392,115	21,782
*	LKQ Corp.	515,098	21,650
	Ross Stores Inc.	258,591	21,305
	Expedia Inc.	161,692	20,698
*	NVR Inc.	5,924	18,827
	Aaron's Inc.	451,713	18,471
*	Bright Horizons Family Solutions Inc.	183,988	18,068
*	Weight Watchers International Inc.	276,199	17,757
	National CineMedia Inc.	2,503,991	16,777
	Signet Jewelers Ltd.	281,880	14,911
*	Chuy's Holdings Inc.	536,760	14,224
	Tailored Brands Inc.	570,859	13,809
*,^ RH		142,881	13,429
*	Helen of Troy Ltd.	141,301	13,162
	PetMed Express Inc.	289,302	13,076

	Dick's Sporting Goods Inc.	410,419	12,912
	H&R Block Inc.	483,784	12,840
*	Scientific Games Corp.	268,144	12,509
	Bloomin' Brands Inc.	562,688	12,396
	Children's Place Inc.	80,312	12,031
	KB Home	372,790	11,750
*	Netflix Inc.	38,436	10,389
*	Michael Kors Holdings Ltd.	152,778	10,083
*	Taylor Morrison Home Corp. Class A	395,776	10,065
	Ruth's Hospitality Group Inc.	419,457	9,941
*	Penn National Gaming Inc.	302,114	9,640
	MDC Holdings Inc.	273,919	9,234
*	MCBC Holdings Inc.	365,160	8,826
	Nutrisystem Inc.	199,563	8,631
*	Dave & Buster's Entertainment Inc.	181,116	8,512
	Vail Resorts Inc.	36,370	7,949
*	Visteon Corp.	60,344	7,850
*	Sotheby's	98,372	5,190
*	Chegg Inc.	294,875	5,107
*	Fox Factory Holding Corp.	125,175	4,800
*	Malibu Boats Inc. Class A	122,429	4,072
	World Wrestling Entertainment Inc. Class A	112,760	3,986
*	MSG Networks Inc.	148,220	3,557
*	Planet Fitness Inc. Class A	87,106	2,941
	Thor Industries Inc.	17,196	2,350
	Sinclair Broadcast Group Inc. Class A	53,209	1,974
	Winnebago Industries Inc.	37,242	1,693
*	ZAGG Inc.	98,713	1,649
	Bassett Furniture Industries Inc.	41,700	1,416
*	Gray Television Inc.	81,585	1,334
*	Cooper-Standard Holdings Inc.	9,425	1,174
			1,916,026
Consumer Staples (2.6%)
*	Performance Food Group Co.	1,589,500	54,599
	Casey's General Stores Inc.	434,420	52,613
	Nu Skin Enterprises Inc. Class A	650,256	46,714
*	Post Holdings Inc.	568,516	43,020
*	Blue Buffalo Pet Products Inc.	1,095,441	37,223
*	Monster Beverage Corp.	473,203	32,287
^	Calavo Growers Inc.	308,707	26,857
	MGP Ingredients Inc.	200,821	17,982
*	HRG Group Inc.	806,506	14,719
	National Beverage Corp.	129,022	14,253
*	Pilgrim's Pride Corp.	417,606	11,597
*	Sprouts Farmers Market Inc.	263,116	7,349
*	US Foods Holding Corp.	65,592	2,107
	Medifast Inc.	24,424	1,678
	Ingles Markets Inc. Class A	21,487	722
			363,720
Energy (1.8%)
	Delek US Holdings Inc.	1,634,199	57,017
*,^ Jagged Peak Energy Inc.		2,367,492	30,422
*	Energen Corp.	580,278	30,308
^	Core Laboratories NV	255,680	29,224
^	RPC Inc.	868,613	17,546
*	Parsley Energy Inc. Class A	706,520	16,674

	Cabot Oil & Gas Corp.	622,365	16,399
*	Forum Energy Technologies Inc.	761,360	12,867
*	RigNet Inc.	685,922	11,318
*	ProPetro Holding Corp.	542,554	10,135
*	Carrizo Oil & Gas Inc.	363,983	7,320
^	CVR Energy Inc.	188,404	6,743
	Oceaneering International Inc.	182,901	3,782
	Range Resources Corp.	234,391	3,340
*	Abraxas Petroleum Corp.	1,109,464	2,652
*	Newfield Exploration Co.	58,222	1,843
*	Laredo Petroleum Inc.	116,300	1,132
			258,722
Financials (7.1%)
*	SVB Financial Group	343,722	84,745
	LPL Financial Holdings Inc.	1,252,645	74,733
	Nasdaq Inc.	890,982	72,089
*	MGIC Investment Corp.	4,034,571	59,792
	Assured Guaranty Ltd.	1,637,196	58,268
	Financial Engines Inc.	1,810,067	51,496
	Sterling Bancorp	1,944,045	48,115
	Assurant Inc.	474,787	43,433
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,972,903	42,891
*	Texas Capital Bancshares Inc.	449,182	42,582
	WisdomTree Investments Inc.	3,620,070	41,957
	Redwood Trust Inc.	2,661,054	39,623
*	Signature Bank	212,760	32,765
	Affiliated Managers Group Inc.	155,250	30,993
	MarketAxess Holdings Inc.	144,765	28,404
	Solar Capital Ltd.	1,263,598	26,536
	MSCI Inc. Class A	185,184	25,783
*	Green Dot Corp. Class A	416,698	25,527
	Bank of the Ozarks	462,154	23,085
*	Essent Group Ltd.	345,624	16,078
*	Credit Acceptance Corp.	48,441	15,971
	Primerica Inc.	156,858	15,843
	East West Bancorp Inc.	202,631	13,355
*	Walker & Dunlop Inc.	267,124	12,408
	FirstCash Inc.	150,383	10,993
	Hilltop Holdings Inc.	391,068	10,242
	BGC Partners Inc. Class A	608,474	8,707
	Investment Technology Group Inc.	293,820	6,276
	Legg Mason Inc.	119,370	5,088
	Universal Insurance Holdings Inc.	154,459	4,541
*	NMI Holdings Inc. Class A	240,705	4,417
	Evercore Inc. Class A	43,738	4,398
*	World Acceptance Corp.	32,079	3,787
	Bank of NT Butterfield & Son Ltd.	88,196	3,545
*	Regional Management Corp.	109,990	3,119
*	Third Point Reinsurance Ltd.	171,508	2,444
*	Nationstar Mortgage Holdings Inc.	115,182	2,043
	SEI Investments Co.	22,509	1,692
	Cboe Global Markets Inc.	11,411	1,534
*,^ Health Insurance Innovations Inc. Class A		47,073	1,222
	Federated Investors Inc. Class B	32,391	1,123
*	Eagle Bancorp Inc.	15,950	1,005
			1,002,648

Health Care (17.6%)
*	Insulet Corp.	1,902,390	145,590
*	ICON plc	1,120,455	122,712
*	athenahealth Inc.	888,699	111,363
*	Medidata Solutions Inc.	1,327,784	90,435
*	Molina Healthcare Inc.	757,500	69,205
*	Encompass Health Corp.	1,286,133	68,062
*	Mettler-Toledo International Inc.	100,756	68,036
*	Haemonetics Corp.	989,377	63,963
*	Globus Medical Inc.	1,207,953	55,614
*,^ MiMedx Group Inc.		2,853,828	47,802
2	Kindred Healthcare Inc.	5,066,659	46,613
*	IDEXX Laboratories Inc.	249,212	46,613
	STERIS plc	485,317	44,125
*	ABIOMED Inc.	180,898	42,511
*	BioMarin Pharmaceutical Inc.	460,431	41,545
	Cooper Cos. Inc.	166,204	40,665
*	LifePoint Health Inc.	803,974	39,756
	Hill-Rom Holdings Inc.	450,500	38,441
*	Ignyta Inc.	1,383,100	37,205
*	HealthEquity Inc.	642,242	32,510
*	Exelixis Inc.	1,036,337	31,411
*	Ligand Pharmaceuticals Inc.	192,530	30,347
*	DexCom Inc.	518,636	30,185
*	Illumina Inc.	127,797	29,731
*	PRA Health Sciences Inc.	309,509	28,184
*	Dermira Inc.	978,900	27,918
*	Spark Therapeutics Inc.	487,800	27,341
*	Momenta Pharmaceuticals Inc.	1,598,200	27,169
*	Neogen Corp.	445,860	26,319
*	Ultragenyx Pharmaceutical Inc.	490,000	26,141
*	Intuitive Surgical Inc.	59,631	25,741
	ResMed Inc.	253,981	25,599
*	Prestige Brands Holdings Inc.	606,520	25,371
*	MEDNAX Inc.	476,584	25,168
*	Catalent Inc.	536,313	24,960
*	Bluebird Bio Inc.	116,500	23,871
*	Cerner Corp.	340,984	23,572
*,^ Teladoc Inc.		623,265	23,310
*	Juno Therapeutics Inc.	267,199	22,928
*,^ CRISPR Therapeutics AG		582,280	22,872
*	Audentes Therapeutics Inc.	647,300	22,720
*	Syneos Health Inc.	580,747	22,272
*	Exact Sciences Corp.	429,039	21,328
*	Premier Inc. Class A	657,000	21,320
*	WellCare Health Plans Inc.	100,155	21,071
*	Blueprint Medicines Corp.	266,200	20,937
*	Align Technology Inc.	76,835	20,131
*	Veeva Systems Inc. Class A	316,072	19,868
*	Hologic Inc.	445,564	19,026
*	HMS Holdings Corp.	1,068,158	18,298
*,^ Corcept Therapeutics Inc.		760,322	17,499
	Chemed Corp.	66,916	17,436
*	Charles River Laboratories International Inc.	161,528	17,031
*	Neurocrine Biosciences Inc.	190,043	16,243
*,^ Immunomedics Inc.		936,389	15,610
*	Pacira Pharmaceuticals Inc.	427,874	15,575

*	ImmunoGen Inc.	1,666,879	15,302
*	NuVasive Inc.	310,454	15,172
*	Nevro Corp.	186,654	14,981
*	Repligen Corp.	412,603	14,594
	PerkinElmer Inc.	181,366	14,538
*	Inogen Inc.	118,690	14,461
*	Acadia Healthcare Co. Inc.	420,837	14,342
	Bruker Corp.	392,225	13,967
*,^ Atara Biotherapeutics Inc.		362,774	13,713
*	Cambrex Corp.	240,960	13,578
*	Emergent BioSolutions Inc.	273,582	13,348
*	Array BioPharma Inc.	889,636	13,184
*	FibroGen Inc.	218,096	12,770
*	Revance Therapeutics Inc.	392,364	12,673
*	TESARO Inc.	185,102	12,487
*	Masimo Corp.	125,610	11,837
*	Aduro Biotech Inc.	1,845,707	11,628
*	DBV Technologies SA ADR	494,112	11,444
*	Penumbra Inc.	114,820	11,436
*	Agios Pharmaceuticals Inc.	138,842	10,935
*	Bioverativ Inc.	105,370	10,859
*,^ Heron Therapeutics Inc.		488,434	10,575
*	OraSure Technologies Inc.	479,363	10,431
*,^ Endologix Inc.		2,399,116	9,932
*	Nektar Therapeutics Class A	112,697	9,423
*	Seattle Genetics Inc.	160,472	8,393
*	Lantheus Holdings Inc.	319,497	7,348
*	Sangamo Therapeutics Inc.	281,105	5,861
*	Vanda Pharmaceuticals Inc.	363,483	5,761
*	Cytokinetics Inc.	614,302	5,652
*	PTC Therapeutics Inc.	168,777	4,437
*	AAC Holdings Inc.	478,980	4,287
*	BioCryst Pharmaceuticals Inc.	901,122	4,055
*	Medpace Holdings Inc.	107,710	3,956
*	Heska Corp.	49,462	3,856
*	Tivity Health Inc.	99,421	3,853
	LeMaitre Vascular Inc.	109,423	3,808
*	Halozyme Therapeutics Inc.	198,051	3,700
*	Amphastar Pharmaceuticals Inc.	190,462	3,550
*	Cotiviti Holdings Inc.	77,837	2,724
*	Cardiovascular Systems Inc.	97,108	2,400
*	Ophthotech Corp.	420,409	1,228
	Utah Medical Products Inc.	11,070	997
*	Civitas Solutions Inc.	54,436	955
*	Concert Pharmaceuticals Inc.	43,220	868
*	Genomic Health Inc.	24,132	801
*	Merrimack Pharmaceuticals Inc.	53,120	558
			2,483,927
Industrials (18.6%)
*	TriNet Group Inc.	2,849,610	125,012
*	Sensata Technologies Holding NV	1,872,084	105,305
*	Kirby Corp.	1,335,927	100,061
*	United Rentals Inc.	464,600	84,144
*	Teledyne Technologies Inc.	421,507	80,474
*	Middleby Corp.	580,026	79,034
*	Trex Co. Inc.	601,430	67,114
	John Bean Technologies Corp.	570,422	64,885

	IDEX Corp.	441,019	63,277
	MSC Industrial Direct Co. Inc. Class A	661,171	62,071
*	TransUnion	1,043,018	61,914
*	AerCap Holdings NV	1,142,970	61,835
*	Proto Labs Inc.	563,955	61,668
	HEICO Corp. Class A	907,160	59,736
	Woodward Inc.	765,694	59,357
*	Copart Inc.	1,339,400	59,027
*	XPO Logistics Inc.	615,052	58,085
*	Clean Harbors Inc.	977,096	54,072
	Timken Co.	999,800	52,539
	AGCO Corp.	691,900	50,246
	Watts Water Technologies Inc. Class A	629,938	50,238
*	SPX FLOW Inc.	1,077,896	49,982
	Terex Corp.	1,009,203	47,453
	Advanced Drainage Systems Inc.	1,911,199	47,207
	GATX Corp.	654,133	46,535
	Kennametal Inc.	952,824	46,479
	Multi-Color Corp.	556,716	43,145
	Schneider National Inc. Class B	1,469,637	43,031
	Allegion plc	452,279	38,946
	Heartland Express Inc.	1,694,496	38,448
*	JELD-WEN Holding Inc.	969,400	38,078
	Tennant Co.	439,947	29,652
*	Spirit Airlines Inc.	688,381	28,995
	Forward Air Corp.	470,299	28,552
^	Wabtec Corp.	343,792	27,861
*	Masonite International Corp.	391,000	27,272
*	Verisk Analytics Inc. Class A	268,691	26,882
*	MRC Global Inc.	1,452,360	26,113
	Orbital ATK Inc.	187,000	24,665
*	WageWorks Inc.	406,208	24,596
	Harris Corp.	132,869	21,177
	Graco Inc.	440,115	20,597
*	SiteOne Landscape Supply Inc.	270,162	20,576
	Ritchie Bros Auctioneers Inc.	591,406	19,232
	Allison Transmission Holdings Inc.	413,219	18,281
*	Beacon Roofing Supply Inc.	295,055	17,851
	Huntington Ingalls Industries Inc.	72,782	17,289
	ABM Industries Inc.	414,075	15,747
	Brink's Co.	187,216	15,614
	Spirit AeroSystems Holdings Inc. Class A	144,230	14,763
	JB Hunt Transport Services Inc.	115,890	14,003
*	Continental Building Products Inc.	465,437	13,242
	Copa Holdings SA Class A	92,559	12,804
*	Meritor Inc.	465,694	12,704
	Quad/Graphics Inc.	534,130	11,815
	Old Dominion Freight Line Inc.	77,615	11,367
*	Aerojet Rocketdyne Holdings Inc.	409,192	11,253
	Air Lease Corp. Class A	231,093	11,236
*	IHS Markit Ltd.	234,332	11,185
	KBR Inc.	532,005	10,821
	Global Brass & Copper Holdings Inc.	320,707	10,311
*,^ Axon Enterprise Inc.		375,449	9,934
	Lincoln Electric Holdings Inc.	93,122	9,086
	Toro Co.	137,773	9,045
	Rockwell Automation Inc.	39,874	7,867

*	TrueBlue Inc.	278,284	7,611
	Applied Industrial Technologies Inc.	102,764	7,579
	Wabash National Corp.	292,957	7,567
*,^ Kornit Digital Ltd.		502,780	7,517
*	Generac Holdings Inc.	143,356	7,014
^	Greenbrier Cos. Inc.	139,627	7,002
*	Atkore International Group Inc.	298,979	6,990
*	SP Plus Corp.	179,854	6,933
	Kimball International Inc. Class B	346,641	6,437
*	Harsco Corp.	356,815	6,387
	EMCOR Group Inc.	77,553	6,303
*	HD Supply Holdings Inc.	158,344	6,158
*	Builders FirstSource Inc.	211,593	4,532
*	Moog Inc. Class A	49,011	4,414
*	MasTec Inc.	74,139	3,959
*	WABCO Holdings Inc.	24,407	3,768
	Barnes Group Inc.	56,324	3,706
	Argan Inc.	72,124	3,145
	Barrett Business Services Inc.	44,878	3,128
*	Vectrus Inc.	98,868	3,006
*	YRC Worldwide Inc.	164,222	2,623
*	Rush Enterprises Inc. Class A	46,053	2,489
	MSA Safety Inc.	29,953	2,346
*,^ KeyW Holding Corp.		313,242	2,099
*	Mercury Systems Inc.	42,447	2,038
	HEICO Corp.	15,395	1,236
	Brady Corp. Class A	28,600	1,094
			2,618,867
Information Technology (25.3%)
*	2U Inc.	1,571,461	116,712
*	Cadence Design Systems Inc.	2,229,351	100,009
	MercadoLibre Inc.	244,676	94,714
*	First Solar Inc.	1,204,921	80,935
*	BroadSoft Inc.	1,415,700	77,722
*	Cavium Inc.	862,082	76,536
	MAXIMUS Inc.	1,113,617	75,926
*	ServiceNow Inc.	501,050	74,591
*	HubSpot Inc.	732,710	71,110
*	GrubHub Inc.	944,976	68,275
*	Fortinet Inc.	1,481,742	68,219
*	Callidus Software Inc.	1,830,111	65,793
	CSRA Inc.	1,925,398	64,077
	Entegris Inc.	1,944,107	63,281
*	GoDaddy Inc. Class A	1,119,679	61,840
*	New Relic Inc.	1,019,924	60,920
*	Take-Two Interactive Software Inc.	474,990	60,167
*	Atlassian Corp. plc Class A	1,093,090	59,016
	Power Integrations Inc.	729,971	54,529
	SS&C Technologies Holdings Inc.	1,033,977	51,988
	CDW Corp.	682,846	51,070
*	Cardtronics plc Class A	2,059,028	50,364
*	CoStar Group Inc.	143,505	49,669
*	IPG Photonics Corp.	194,828	49,087
*	Ciena Corp.	2,291,841	48,770
*	Zendesk Inc.	1,234,341	47,547
*	Square Inc.	1,003,118	47,056
*	Tableau Software Inc. Class A	597,464	45,891

*	Cornerstone OnDemand Inc.	1,010,680	41,569
*,^ Trade Desk Inc. Class A		802,556	38,908
*,^ Cimpress NV		304,648	38,815
*	Euronet Worldwide Inc.	398,548	37,412
*	Cloudera Inc.	1,986,124	37,180
*	Arrow Electronics Inc.	448,200	36,457
*	ON Semiconductor Corp.	1,334,422	33,014
*	Proofpoint Inc.	316,485	32,288
	Microchip Technology Inc.	338,561	32,238
*	Shutterstock Inc.	710,599	31,451
	Teradyne Inc.	640,945	29,381
*	Arista Networks Inc.	105,233	29,025
*	Envestnet Inc.	539,480	28,997
*	Wix.com Ltd.	464,539	28,360
*	WEX Inc.	179,649	27,811
*	Aspen Technology Inc.	355,015	27,496
	FLIR Systems Inc.	533,050	27,298
*,^ Acacia Communications Inc.		736,107	27,170
*	RealPage Inc.	539,691	26,850
*,^ Advanced Micro Devices Inc.		1,950,212	26,796
*	Guidewire Software Inc.	334,745	26,595
	Cognex Corp.	420,370	26,218
*	Trimble Inc.	574,738	25,346
*	Ambarella Inc.	487,322	24,561
*	Ultimate Software Group Inc.	103,366	24,073
*,^ Oclaro Inc.		4,031,193	23,945
	Alliance Data Systems Corp.	85,680	21,991
*	CyberArk Software Ltd.	507,212	21,952
*	Yelp Inc. Class A	482,450	21,141
	Switch Inc.	1,269,034	20,584
*	Zebra Technologies Corp.	165,833	20,424
*	Descartes Systems Group Inc.	716,690	20,318
*,^ Stratasys Ltd.		949,691	20,314
*	Tyler Technologies Inc.	95,855	19,316
*	Stamps.com Inc.	94,639	19,292
*	Semtech Corp.	534,099	19,121
*,^ Inphi Corp.		630,830	18,843
*	Barracuda Networks Inc.	683,524	18,831
	Presidio Inc.	1,005,598	18,413
	Booz Allen Hamilton Holding Corp. Class A	460,117	18,027
*	Microsemi Corp.	288,025	17,797
*	Imperva Inc.	402,360	17,603
*,^ ANGI Homeservices Inc. Class A		1,314,943	17,568
*	Shopify Inc. Class A	135,748	17,365
*	RingCentral Inc. Class A	317,314	17,230
*	Electronic Arts Inc.	135,531	17,207
*	PTC Inc.	235,300	17,102
*	Red Hat Inc.	129,551	17,020
*	Manhattan Associates Inc.	313,004	16,533
*	Extreme Networks Inc.	1,090,700	16,393
*	Gartner Inc.	115,398	16,010
	National Instruments Corp.	308,157	15,389
*	ANSYS Inc.	94,077	15,208
*,^ MACOM Technology Solutions Holdings Inc.		480,974	14,958
*,^ Match Group Inc.		427,959	14,953
*	Five9 Inc.	564,152	14,674
*	Integrated Device Technology Inc.	484,475	14,486

*	Qualys Inc.	224,918	14,057
*	Varonis Systems Inc.	251,711	13,668
*	Q2 Holdings Inc.	312,751	13,245
*	Hortonworks Inc.	652,827	13,024
*	Ultra Clean Holdings Inc.	552,370	11,981
	Broadridge Financial Solutions Inc.	123,857	11,941
*	Palo Alto Networks Inc.	74,950	11,832
*	Carbonite Inc.	457,940	11,540
*	KEMET Corp.	563,902	11,481
*,^ 3D Systems Corp.		1,108,754	11,354
*	Etsy Inc.	580,101	10,883
*	Pure Storage Inc. Class A	529,609	10,666
*,^ Unisys Corp.		1,191,032	10,600
*	8x8 Inc.	588,129	10,410
*	Box Inc.	462,216	10,280
	SYNNEX Corp.	83,502	10,248
*	TTEC Holdings Inc.	252,880	10,039
*	Cirrus Logic Inc.	193,537	9,594
*	ChannelAdvisor Corp.	1,019,143	9,274
*	Amkor Technology Inc.	853,781	8,589
*	Silicon Laboratories Inc.	86,674	8,338
*	Workiva Inc.	361,897	8,070
*	Control4 Corp.	281,802	7,640
	Travelport Worldwide Ltd.	552,499	7,520
*	Itron Inc.	97,191	7,114
*	TrueCar Inc.	593,376	6,996
*	A10 Networks Inc.	1,128,292	6,916
*	Blucora Inc.	270,617	6,603
*	PROS Holdings Inc.	218,266	6,338
*	Care.com Inc.	320,340	5,875
	CSG Systems International Inc.	128,485	5,804
*	Sykes Enterprises Inc.	183,362	5,688
*	TTM Technologies Inc.	341,952	5,639
*	ePlus Inc.	66,000	5,095
*	Axcelis Technologies Inc.	185,597	4,807
*	Glu Mobile Inc.	1,252,136	4,683
*	Web.com Group Inc.	196,900	4,578
*	EPAM Systems Inc.	36,178	4,250
	Progress Software Corp.	78,374	3,905
	Hackett Group Inc.	223,553	3,579
	Genpact Ltd.	99,442	3,375
	MKS Instruments Inc.	32,095	3,283
*	MINDBODY Inc. Class A	88,773	3,120
*	Ichor Holdings Ltd.	92,603	2,956
*	SMART Global Holdings Inc.	77,659	2,817
*	Alarm.com Holdings Inc.	65,587	2,517
*	Blackhawk Network Holdings Inc.	54,383	2,472
	Brooks Automation Inc.	76,677	2,139
*	Virtusa Corp.	41,915	1,870
*	Avid Technology Inc.	304,742	1,646
*	Paycom Software Inc.	14,327	1,313
*	Advanced Energy Industries Inc.	17,645	1,255
*	Brightcove Inc.	165,385	1,116
			3,555,154
Materials (4.6%)
	Orion Engineered Carbons SA	2,283,900	67,261
	Smurfit Kappa Group plc	1,703,636	59,775

	Carpenter Technology Corp.	1,146,900	58,951
^	Methanex Corp.	813,336	51,199
*	Ferro Corp.	2,069,211	48,668
*	Berry Global Group Inc.	812,000	48,062
	Minerals Technologies Inc.	554,450	41,667
	PolyOne Corp.	872,938	37,938
	Graphic Packaging Holding Co.	1,980,101	31,979
*	Summit Materials Inc. Class A	838,379	26,786
	Chemours Co.	426,141	21,997
*	Louisiana-Pacific Corp.	576,973	17,084
	Huntsman Corp.	467,592	16,165
	Westlake Chemical Corp.	130,169	14,657
*	Owens-Illinois Inc.	630,201	14,633
	Balchem Corp.	162,824	12,863
*	Koppers Holdings Inc.	269,999	12,366
	Avery Dennison Corp.	78,018	9,571
	Kronos Worldwide Inc.	329,795	9,053
	Greif Inc. Class A	99,079	5,858
	Packaging Corp. of America	45,218	5,681
	Albemarle Corp.	44,453	4,961
	Rayonier Advanced Materials Inc.	252,084	4,769
*	Century Aluminum Co.	198,165	4,409
*	AdvanSix Inc.	111,134	4,385
	Boise Cascade Co.	93,372	4,150
*	Ingevity Corp.	41,923	3,042
	A Schulman Inc.	69,691	2,718
	Stepan Co.	14,442	1,133
			641,781
Other (1.3%)
3	Vanguard Small-Cap ETF	806,599	122,426
^,3 Vanguard Small-Cap Growth ETF		384,700	64,279
*,4 Dropbox Private Placement		142,905	2,126
*,4 Dyax Corp. CVR Exp. 12/31/2019		134,316	269
			189,100
Real Estate (3.4%)
*	SBA Communications Corp. Class A	443,554	77,400
	Jones Lang LaSalle Inc.	342,800	53,597
	LaSalle Hotel Properties	1,743,279	53,240
	PS Business Parks Inc.	429,297	52,422
	Douglas Emmett Inc.	1,283,617	49,638
	Life Storage Inc.	574,300	47,724
*	Five Point Holdings LLC Class A	1,930,500	26,641
	Outfront Media Inc.	1,096,800	24,568
	National Storage Affiliates Trust	789,597	20,032
	CoreSite Realty Corp.	135,196	14,644
	Ryman Hospitality Properties Inc.	168,733	12,917
	Gaming and Leisure Properties Inc.	219,020	7,981
	Senior Housing Properties Trust	401,850	6,964
	CubeSmart	243,682	6,709
	Potlatch Corp.	120,719	6,386
	National Health Investors Inc.	85,826	6,053
	First Industrial Realty Trust Inc.	158,599	4,894
	Sabra Health Care REIT Inc.	243,051	4,399
	Equity LifeStyle Properties Inc.	31,049	2,680
	RMR Group Inc. Class A	19,309	1,250
	HFF Inc. Class A	23,817	1,172

	Lamar Advertising Co. Class A			14,654	1,055
					482,366
Telecommunication Services (0.6%)
*	Vonage Holdings Corp.			5,599,571	62,659
*	Boingo Wireless Inc.			553,962	13,434
	Cogent Communications Holdings Inc.			23,521	1,061
*	General Communication Inc. Class A			22,999	964
	Shenandoah Telecommunications Co.			25,872	880
*	Zayo Group Holdings Inc.			14,397	528
					79,526
Utilities (0.6%)
^	Pattern Energy Group Inc. Class A			1,721,600	35,499
^	8Point3 Energy Partners LP Class A			1,728,749	25,326
*	Evoqua Water Technologies Corp.			547,531	12,517
	NRG Energy Inc.			328,556	8,546
					81,888
Total Common Stocks (Cost $10,213,584)					13,673,725
		Coupon
Temporary Cash Investments (4.7%)1
Money Market Fund (4.2%)
5,6 Vanguard Market Liquidity Fund		1.545%		5,890,694	589,069

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.4%)
	Deutsche Bank Securities, Inc.
	(Dated 1/31/18, Repurchase Value
	$52,602,000, collateralized by Government
	National Mortgage Assn. 3.000%-4.500%,
	11/15/41-10/20/47, with a value of
	$53,652,000)	1.320%	2/1/18	52,600	52,600

U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	1.209%	2/8/18	3,100	3,100
	United States Treasury Bill	1.432%	4/26/18	300	299
7	United States Treasury Bill	1.404%–1.429%	5/24/18	8,100	8,063
7	United States Treasury Bill	1.422%–1.446%	5/31/18	5,100	5,075
					16,537
Total Temporary Cash Investments (Cost $658,232)					658,206
Total Investments (101.8%) (Cost $10,871,816)					14,331,931
Other Assets and Liabilities-Net (-1.8%)6					(254,865)
Net Assets (100%)					14,077,066

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $205,361,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 3.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Security value determined using significant unobservable inputs.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

6 Includes $216,530,000 of collateral received for securities on loan.
7 Securities with a value of $9,785,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2018	2,963	233,484	5,013

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the

Explorer Fund

collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,611,555	59,775	2,395
Temporary Cash Investments	589,069	69,137	—
Futures Contracts—Assets[1]	18	—	—
Futures Contracts—Liabilities[1]	(1,720)	—	—
Total	14,198,922	128,912	2,395
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At January 31, 2018, the cost of investment securities for tax purposes was $10,871,816,000. Net unrealized appreciation of investment securities for tax purposes was $3,460,115,000, consisting of

Explorer Fund

unrealized gains of $3,860,962,000 on securities that had risen in value since their purchase and $400,847,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Kindred Healthcare Inc.	30,653	—	—	—	15,960	—	—	46,613
Vanguard Market
Liquidity Fund	565,395	NA1	NA1	(46)	(25)	1,224	—	589,069
Vanguard Small-Cap
ETF	68,655	126,930	78,116	1,013	3,944	549	—	122,426
Vanguard Small-Cap
Growth ETF	60,086	—	—	—	4,193	213	—	64,279

Total	724,789			967	24,072	1,986	—	822,387
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.